Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating expenses:
Research and development	$ 18,695	$ 6,231
General and administrative	21,926	2,290
Total operating expenses	40,621	8,521
Loss from operations	(40,621)	(8,521)
Other income (expense):
Change in fair value of warrant liability	22,156	0
Other income	26	9
Interest income	13	30
Interest expense	(21)	0
Loss before provision for income taxes	(18,447)	(8,482)
Net loss	(18,447)	(8,482)
Net loss attributable to common stockholders, basic	(18,447)	(8,482)
Net loss attributable to common stockholders, diluted	$ (18,447)	$ (8,482)
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	$ (0.18)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	$ (0.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	452,623,022	47,538,331
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	452,623,022	47,538,331
Class A common stock
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	$ (0.18)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	(0.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	365,544,041
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	364,088,219
Class B common stock
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	(0.18)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	$ (0.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	87,078,981
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	87,078,981